Trade Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Expected credit losses	$ 3,547	$ 4,499	$ 4,532